Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
CSC has evaluated the impact of events that have occurred subsequent to December 31, 2025, through the date the Plan’s financial statements were filed with the SEC. Except as described in Note 1 – Plan Description, CSC has determined none of these events were required to be recognized or disclosed.